Bank Loans (Details) - Schedule of short-term bank loans - USD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2022
Short-Term Debt [Line Items]
Subtotal		$ 4,955,172	$ 3,433,810
Long-term loans		1,672,370	1,254,087
Current portion of long-term loans		$ 5,140,990	3,792,121
Bank of China Ltd Five [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.80%
Maturities	[1]	Nov. 26, 2023
Subtotal	[1]	$ 418,093	313,522
Bank of China Ltd Six [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.15%
Maturities	[1]	Dec. 29, 2023
Subtotal	[1]	$ 975,549	731,551
Bank of China Ltd Seven [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	5.10%
Maturities	[1]	Apr. 15, 2024
Subtotal	[1]	$ 278,728	209,014
Industrial Bank Co. Ltd [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	5.00%
Maturities	[2]	Sep. 30, 2021
Subtotal		$ 1,548,491		[2]
Xiamen International Bank One [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[3]	8.00%
Maturities	[3]	Oct. 29, 2021
Subtotal		$ 1,083,944		[3]
Xiamen Bank Two [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[4]	5.22%
Maturities	[4]	Aug. 10, 2021
Subtotal		$ 309,698		[4]
Xiamen Bank Three [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[3]	5.22%
Maturities	[3]	Jun. 16, 2023
Subtotal	[3]	$ 464,548	447,888
Xiamen Bank Four [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[3]	5.22%
Maturities	[3]	Jun. 16, 2023
Subtotal	[3]	$ 309,698	298,592
Bank of China Ltd. [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.70%
Maturities	[1]	Jun. 01, 2022
Subtotal		$ 1,238,793		[1]
Industrial Bank Co., Ltd One [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[2]	4.80%
Maturities	[2]	Dec. 20, 2022
Subtotal	[2]		1,492,960
Bank of China Ltd One [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.70%
Maturities	[1]	Jun. 01, 2023
Subtotal	[1]		1,194,370
Bank of China Ltd Two [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	3.80%
Maturities	[1]	Nov. 26, 2023
Subtotal	[1]	$ 46,454	89,579
Bank of China Ltd Three [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	4.15%
Maturities	[1]	Dec. 29, 2023
Subtotal	[1]	$ 108,394	209,014
Bank of China Ltd Four [Member]
Short-Term Debt [Line Items]
Annual Interest Rate	[1]	5.10%
Maturities	[1]	Apr. 15, 2024
Subtotal	[1]	$ 30,970	$ 59,718

[1]	Loans from Bank of China were guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company.
[2]	On February 4, 2021, Pop Culture entered into a factoring agreement with Industrial Bank Co., Ltd. and received a total of RMB10,000,000 (equivalent to $1,548,491) on February 4, 2021 by factoring the receivables due from customers of RMB13,000,000 (equivalent to $2,013,038), for which Industrial Bank Co., Ltd. had the right of recourse to Pop Culture. The factoring was guaranteed by Mr. Zhuoqin Huang, the chief executive office of the Company. Subsequently, the loans from Industrial Bank Co., Ltd were repaid on September 17, 2021 with the collections of receivables due from customers.
[3]	Loans from Xiamen Bank and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse.
[4]	This loan was jointly guaranteed by Mr. Zhuoqin Huang and his spouse, and Taiping General Insurance Co., Ltd. Xiamen Branch.